Related Party Balances and Transactions (Details 2) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Loan from a related party (Note a)		$ 500,000
Repayments from related parties		(4,529,778)
CGY Investments Limited [Member]
Consultant, management and administrative fees	[1]	76,129
Aeneas Technology (Hong Kong) Limited [Member]
Consultant, management and administrative fees	[1]	247,118
Aenco Limited [Member]
Consultant, management and administrative fees	[1]	476,923	415,385
Aeneas Management Limited [Member]
Payments on behalf of the Group	[2]		5,372
Expense reimbursement	[2]		5,372
Consultant, management and administrative fees	[1]	231,795	347,692
AENEAS CAPITAL LIMITED [Member]
Payments on behalf of the Group	[2]		5,057
Expense reimbursement	[2]		5,057
Repayments from related parties	[3]		169,051
Aeneas Group Limited [Member]
Loan from a related party (Note a)	[4]	500,000
Repayment of loan from related parties	[4]	1,979,782
Interest expenses	[4]	89,404
Jurchen Investment Corporation [Member]
Repayment of loan from related parties	[4]	2,549,996
Interest expenses	[4]	51,475
Rental expense	[5]	96,300	113,572
Aenco Solutions Limited [Member]
Tokens maintenance fee	[1]	$ 12,000

[1]	Aeneas Management Limited provided certain documentation and administrative services to the Group. Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD452,000 (approximately $57,949) per calendar month with the original expiry date on December 31, 2019. The agreement was originally renewed under the same terms with a new expiry date on December 31, 2020. The agreement was terminated on April 30, 2020. Aenco Limited provided certain information technology services to the Group. Aenco Limited was entitled to receive a fixed amount of services fees of HKD540,000 (approximately $69,231) per calendar month with the original expiry date on December 31, 2019. The agreement was originally renewed under the same terms with a new expiry date on December 31, 2020. On January 29, 2020, both parties agreed to replace the agreement no later than April 30, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD700,000 (approximately $89,744) per calendar month. The agreement will be expired on December 31, 2020. Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACTTM platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021. CGY Investment Limited provided certain consultancy, advisory, and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is entitled to receive HK$104,000 (approximately $13,333) per calendar month. The agreement will be remained in effect until 1 month's notice in writing is given by either party. The Group has prepaid Aenco Solutions Limited, of which the whole amounts were non-interest bearing. The prepayment was used for paying on behalf of the Group of token consultancy and listing fees, purchasing digital currencies and settlement of maintenance service provided by Aenco Solutions Limited.
[2]	AENEAS CAPITAL LIMITED and Aeneas Management Limited had paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing.
[3]	The Group had paid the expenses on behalf of AENEAS CAPITAL LIMITED, of which the whole amounts were non-interest bearing. There was no further payment on behalf transactions since April 2018. The balance was fully repaid in 2019.
[4]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.
[5]	Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HKD130,000 (approximately $16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.